Government Grants	12 Months Ended
Dec. 31, 2023
Government Grants [Abstract]
GOVERNMENT GRANTS

12 GOVERNMENT GRANTS

	2023	2022
	USD	USD

At 1 January	1,535,229	209,843
Received during the year	(3,544,435)	(2,993,340)
Amount recognized in the statement of profit or loss	2,325,960	4,318,726
At 31 December	316,754	1,535,229

	2023	2022
	USD	USD

Current assets	822,073	2,055,978
Non-current liabilities	(372,371)	(498,460)
Current liabilities	(132,948)	(22,289)
	316,754	1,535,229

The Group entered into an agreement with Abu Dhabi Investment Office (ADIO) a government entity established in Abu Dhabi on December 23, 2020 in order for the former to move its regional and global headquarters to Abu Dhabi including R&D center where a subsidiary has been incorporated and registered in the Abu Dhabi Global Market, and to create a skilled-employment opportunities and ensure a positive social and economic impact on the Emirate of Abu Dhabi. ADIO will make available the financial incentives to the Group as part of the agreement. The terms of the Incentive program are effective through 30 June 2025.

Government grants have been received for the payment of salaries and salaries related expenses, rent expenses and purchases of certain items of property and equipment.

There are no unfulfilled conditions or contingencies attached to these grants.

As of December 31, 2023 and December 31, 2022 the Group had a Accrued Government grants of USD 822,073 and USD 2,055,978 respectively. The accrued government grants are due from governmental entities not yet claimed.